Service | BlackRock S&P 500 Stock Fund
Fund Overview Key Facts About BlackRock S&P 500 Stock Fund
Investment Objective
BlackRock S&P 500 Stock Fund (the “Fund”), a series of BlackRock Funds III (the “Trust”), seeks to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index (“S&P 500 Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Service BlackRock S&P 500 Stock Fund Service Shares
Management Fee	[1]	0.05%
Distribution and/or Service (12b-1) Fees	[1]	0.15%
Other Expenses	[1]	0.04%
Administration Fees	[1][2][3]	0.04%
Independent Expenses	[1][4]	none
Total Annual Fund Operating Expenses	[1][3]	0.24%
Fee Waivers and/or Expense Reimbursements	[1][4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][4]	0.24%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund's share of the allocated expenses of S&P 500 Stock Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). Management fees are paid by the Master Portfolio.
[2]	Administration Fees have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Administration Fees to reflect current fees.
[4]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator for the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser for the Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2015. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2015 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Service BlackRock S&P 500 Stock Fund Service Shares	25	77	135	306

Portfolio Turnover:
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund pursues its investment objective by seeking to replicate the total return performance of the S&P 500 Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the “NYSE”). The S&P 500 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares (i.e., they are weighted according to the public float which is the total market value of their outstanding shares readily available to the general marketplace for trading purposes). The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index.

The Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500 Index.

The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 Index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information
The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Service Shares of the Fund commenced operations on April 19, 2013. As a result, the returns in the chart and the average annual total return table for Service Shares, prior to their commencement of operations on April 19, 2013, are based on the Fund’s Class K Shares, which are offered in a separate prospectus, adjusted to reflect the fees and expenses applicable to Service Shares. The average annual total return table compares the Fund’s performance to that of the S&P 500 Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Service Shares ANNUAL TOTAL RETURNS BlackRock S&P 500 Stock Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 15.90% (quarter ended June 30, 2009) and the lowest return for a quarter was –21.85% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2014 was 1.71%.
As of 12/31/13 Average Annual Total Returns
Average Annual Total Returns Service BlackRock S&P 500 Stock Fund	1 Year	5 Years	10 Years
Service Shares	31.98%	17.60%	7.08%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%